Stockholders’ Equity - Schedule of Summarizes the Stock Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Summarizes the Stock Warrant Activity [Abstract]
Warrants, Outstanding and exercisable	15,914,000	14,564,000
Weighted- Average Exercise Price Per Share, Outstanding and exercisable	$ 10.69	$ 11.5
Warrants, Granted		1,650,000
Weighted- Average Exercise Price Per Share, Granted		$ 2.82
Warrants, Forfeited/Cancelled	(5,584,000)
Weighted- Average Exercise Price Per Share, Forfeited/Cancelled	$ (11.5)
Warrants Expired		(300,000)
Weighted- Average Exercise Price Per Share, Expired		$ (11.5)
Warrants, Outstanding and expected to vest	10,330,000
Weighted- Average Exercise Price Per Share, Outstanding and expected to vest	$ 10.25
Warrants, Outstanding		15,914,000
Weighted- Average Exercise Price Per Share, Outstanding		$ 10.69